GENERAL (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($) vote	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Jul. 23, 2021 vote
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Unrestricted cash balance	$ 37,488	$ 97,029	$ 56,762
Short-term investments	67,460		$ 96,857
Cash flows used in operating activities	$ (46,455)	$ (68,735)
Class B Ordinary Shares
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of votes | vote	10			10